Nonexempt Party-in-Interest Transactions (Details) - EBP, 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Amount of participant contributions failed to remit in timely manner	$ 4,529	$ 22,837
Amount failed to be remitted, correction	$ 22,107